Financial assets at fair value through the income statement (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Loans and advances	£ 342,632	£ 339,115
Reverse repurchase agreements	9,031	3,379
Other financial assets	850	1,375
Financial assets at fair value through the income statement	175,151	133,086
Financial assets at fair value through the income statement [member]
Disclosure of financial assets [line items]
Loans and advances	30,879	22,692
Debt securities	1,693	5,249
Equity securities	4,620	7,495
Reverse repurchase agreements	137,616	96,887
Other financial assets	343	763
Financial assets designated at fair value [member]
Disclosure of financial assets [line items]
Loans and advances	5,600	4,900
Debt securities	292	3,995
Equity securities	0	0
Reverse repurchase agreements	19	40
Other financial assets	0	0
Financial assets at fair value through the income statement	5,911	8,935
Financial assets mandatorily at fair value [member]
Disclosure of financial assets [line items]
Loans and advances	25,279	17,792
Debt securities	1,401	1,254
Equity securities	4,620	7,495
Reverse repurchase agreements	137,597	96,847
Other financial assets	343	763
Financial assets at fair value through the income statement	£ 169,240	£ 124,151